Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 19
2027	13
2028	7
2029	6
2030	5
Thereafter	21
Total operating lease payments	71
Less: Imputed interest	(11)
Total lease obligations	60
Less: Current installments	(16)	$ (17)
Other liabilities	44	47
Finance Leases
2026	38
2027	37
2028	38
2029	38
2030	38
Thereafter	936
Total finance lease payments	1,125
Less: Imputed interest	(772)
Total lease obligations	353
Less: Current installments	(5)	(4)
Finance leases	348	$ 343
Total
2026	57
2027	50
2028	45
2029	44
2030	43
Thereafter	957
Total lease payments	1,196
Less: Imputed interest	(783)
Total lease obligations	413
Less: Current installments	(21)
Long-term lease obligations	$ 392